Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Schedule of future minimum payments under non-cancellable operating leases
Office rental
RMB

2015	29,413
2016	8,315
2017	2,502
40,230